LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
LOSS PER SHARE [Text Block]

24. LOSS PER SHARE

Loss per share, calculated on a basic and diluted basis, is as follows:

	Years ended December 31,
	2025	2024
Net loss attributable to owners of the Company - basic and diluted	(30,076)	(13,444)
(in thousands of common shares)
Weighted-average number of common shares	323,496	295,306
Effect of dilutive securities:
Stock options	-	-
Weighted-average number of diluted common shares	323,496	295,306
Loss per common share
Basic (loss) earnings per share	(0.09)	(0.05)
Diluted (loss) earnings per share	(0.09)	(0.05)